S-K 1604(a)(3) De-SPAC Forepart, Compensation	Jan. 28, 2026 USD ($) $ / shares shares
Common Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	62,667
Class A Common Stock [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	400,000
Presidio [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	1,905,509
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 11.5
Presidio [Member] | Common Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	7,622,037
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 80,107,609
Presidio [Member] | Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	7,622,037
Presidio [Member] | Class B Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	1,127,963
Presidio [Member] | Class A Common Stock [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	40,000
Presidio [Member] | Private Placement Warrant [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	133,333
Presidio [Member] | EQV Private Placement Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	133,333